Annual Fund Operating Expenses - Nationwide Destination 2050 Fund	Mar. 01, 2021
Class A Shares
Operating Expenses:
Management Fees	0.13%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.25%
Acquired Fund Fees and Expenses	0.27%
Total Annual Fund Operating Expenses	0.90%
Class R Shares
Operating Expenses:
Management Fees	0.13%
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	0.25%
Acquired Fund Fees and Expenses	0.27%
Total Annual Fund Operating Expenses	1.15%
Class R6 Shares
Operating Expenses:
Management Fees	0.13%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	none
Acquired Fund Fees and Expenses	0.27%
Total Annual Fund Operating Expenses	0.40%
Institutional Service Class Shares
Operating Expenses:
Management Fees	0.13%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.25%
Acquired Fund Fees and Expenses	0.27%
Total Annual Fund Operating Expenses	0.65%